MARKETABLE SECURITIES (Schedule of amortized cost and fair value of available-for-sale marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost
Available For Sale Securities Debt Maturities Within One Year Amortized Cost	$ 304,597	$ 199,883
Due between one and five years	238,367	301,494
Amortized cost	542,964	501,377
Fair value
Due within one year	301,101	199,933
Due between one and five years	227,748	300,662
Debt Securities, Available-for-sale, Total	$ 528,849	$ 500,595